Federated Hermes Ultrashort Bond Fund
Portfolio of Investments
December 31, 2023 (unaudited)
Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—45.6%
	Auto Receivables—25.6%
$ 4,000,000	Ally Auto Receivables Trust 2023-1, Class C, 5.960%, 3/15/2029	$ 4,047,366
2,500,000	Ally Auto Receivables Trust 2023-1, Class D, 6.740%, 4/15/2034	2,535,817
4,000,000	Ally Auto Receivables Trust 2023-A, Class C, 6.080%, 1/15/2034	4,021,119
2,590,000	AmeriCredit Automobile Receivables Trust 2019-3, Class D, 2.580%, 9/18/2025	2,566,992
1,711,135	AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	1,681,180
5,320,000	AmeriCredit Automobile Receivables Trust 2020-2, Class D, 2.130%, 3/18/2026	5,130,514
6,000,000	AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	5,780,151
17,825,000	AmeriCredit Automobile Receivables Trust 2020-3, Class D, 1.490%, 9/18/2026	16,813,531
27,000,000	AmeriCredit Automobile Receivables Trust 2021-1, Class D, 1.210%, 12/18/2026	25,149,440
15,500,000	AmeriCredit Automobile Receivables Trust 2021-2, Class C, 1.010%, 1/19/2027	14,528,277
16,500,000	AmeriCredit Automobile Receivables Trust 2023-2, Class C, 6.000%, 7/18/2029	16,828,022
2,750,000	ARI Fleet Lease Trust 2021-A, Class B, 1.130%, 3/15/2030	2,590,057
2,546,000	ARI Fleet Lease Trust 2021-A, Class C, 1.450%, 3/15/2030	2,367,588
800,000	CarMax Auto Owner Trust 2021-1, Class C, 0.940%, 12/15/2026	751,110
1,750,000	CarMax Auto Owner Trust 2021-1, Class D, 1.280%, 7/15/2027	1,628,746
5,600,000	CarMax Auto Owner Trust 2021-3, Class D, 1.500%, 1/18/2028	5,184,371
905,895	Carvana Auto Receivables Trust 2021-N3, Class A1, 0.350%, 6/12/2028	903,187
38,128	Chase Auto Credit Linked Notes 2020-2, Class C, 1.139%, 2/25/2028	38,006
63,455	Chase Auto Credit Linked Notes 2020-2, Class D, 1.487%, 2/25/2028	63,267
844,897	Chase Auto Credit Linked Notes 2021-1, Class D, 1.174%, 9/25/2028	829,969
619,591	Chase Auto Credit Linked Notes 2021-1, Class E, 2.365%, 9/25/2028	611,030
2,536,209	Chase Auto Credit Linked Notes 2021-2, Class B, 0.889%, 12/26/2028	2,474,279
1,272,006	Chase Auto Credit Linked Notes 2021-2, Class C, 0.969%, 12/26/2028	1,241,646
1,131,539	Chase Auto Credit Linked Notes 2021-2, Class D, 1.138%, 12/26/2028	1,103,936
624,297	Chase Auto Credit Linked Notes 2021-2, Class E, 2.280%, 12/26/2028	612,256
5,348,292	Chase Auto Credit Linked Notes 2021-3, Class B, 0.760%, 2/26/2029	5,159,283
1,397,849	Chase Auto Credit Linked Notes 2021-3, Class C, 0.860%, 2/26/2029	1,349,360
632,071	Chase Auto Credit Linked Notes 2021-3, Class E, 2.102%, 2/26/2029	614,125
1,001,183	Chesapeake Funding II LLC 2020-1A, Class A1, 0.870%, 8/15/2032	994,928
1,840,000	Chesapeake Funding II LLC 2020-1A, Class B, 1.240%, 8/15/2032	1,812,220
4,838,000	Chesapeake Funding II LLC 2020-1A, Class C, 2.140%, 8/15/2032	4,756,635
1,350,000	Chesapeake Funding II LLC 2020-1A, Class D, 2.830%, 8/15/2032	1,325,433
5,300,000	Chesapeake Funding II LLC 2021-1A, Class B, 0.990%, 4/15/2033	5,105,378
2,000,000	Chesapeake Funding II LLC 2021-1A, Class C, 1.230%, 4/15/2033	1,923,193
2,550,000	Chesapeake Funding II LLC 2021-1A, Class D, 1.520%, 4/15/2033	2,403,139
1,000,000	Chesapeake Funding II LLC 2023-1A, Class B, 5.590%, 5/15/2035	995,991
750,000	Chesapeake Funding II LLC 2023-1A, Class C, 6.070%, 5/15/2035	746,809
1,750,000	Chesapeake Funding II LLC 2023-1A, Class D, 6.690%, 5/15/2035	1,738,198
3,000,000	Chesapeake Funding II LLC 2023-2A, Class B, 5.970%, 10/15/2035	3,043,478
4,500,000	Chesapeake Funding II LLC 2023-2A, Class C, 6.150%, 10/15/2035	4,565,078
11,399,332	Drive Auto Receivables Trust 2021-2, Class C, 0.870%, 10/15/2027	11,265,462
11,846,626	Enterprise Fleet Financing LLC 2021-2, Class A2, 0.480%, 5/20/2027	11,594,057
12,941,579	Enterprise Fleet Financing LLC 2021-3, Class A2, 0.770%, 8/20/2027	12,628,398
2,374,964	Enterprise Fleet Financing LLC 2022-3, Class A2, 4.380%, 7/20/2029	2,351,535
12,000,000	Enterprise Fleet Financing LLC 2023-3, Class A2, 6.400%, 3/20/2030	12,270,857

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 7,000,000		Ford Credit Auto Lease Trust 2023-B, Class D, 7.470%, 6/15/2028	$ 7,103,845
2,565,000		Ford Credit Auto Owner Trust 2021-A, Class C, 0.830%, 8/15/2028	2,429,684
2,320,000		Ford Credit Auto Owner Trust 2022-C, Class C, 5.220%, 3/15/2030	2,282,210
4,000,000		Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class D, 6.600%, 2/15/2036	4,122,671
14,000,000		Ford Credit Floorplan Master Owner 2023-1, Class B, 5.310%, 5/15/2028	13,853,497
10,000,000		Ford Credit Floorplan Master Owner Trust 2023-1, Class C, 5.750%, 5/15/2028	9,872,372
13,000,000		Ford Credit Floorplan Master Owner Trust 2023-1, Class D, 6.620%, 5/15/2028	12,843,374
2,650,000		GECU Auto Receivables Trust 2023-1A, Class C, 6.330%, 4/15/2030	2,670,708
7,000,000		GECU Auto Receivables Trust 2023-1A, Class D, 7.200%, 11/17/2031	7,052,282
3,350,000		GM Financial Securitized Term 2020-3, Class B, 0.810%, 1/16/2026	3,277,454
2,000,000		GM Financial Securitized Term 2020-3, Class D, 1.910%, 9/16/2027	1,956,691
1,728,995		GM Financial Securitized Term 2021-1, Class A3, 0.350%, 10/16/2025	1,705,038
1,675,000		GM Financial Securitized Term 2021-1, Class B, 0.750%, 5/17/2027	1,598,579
1,375,000		GM Financial Securitized Term 2021-1, Class C, 1.040%, 5/17/2027	1,312,725
3,250,000		GM Financial Securitized Term 2023-3, Class B, 5.720%, 1/16/2029	3,280,682
6,000,000		GM Financial Securitized Term 2023-3, Class C, 5.920%, 2/16/2029	6,056,881
3,705,528		Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	3,701,385
4,125,000		Hyundai Auto Receivables Trust 2020-B, Class B, 0.940%, 12/15/2025	4,047,692
6,375,000		Hyundai Auto Receivables Trust 2020-C, Class C, 1.080%, 12/15/2027	6,044,324
9,330,000		Hyundai Auto Receivables Trust 2021-B, Class B, 0.910%, 2/16/2027	8,671,785
3,675,000		Navistar Financial Dealer Note Master Trust 2023-1, Class A, 6.180%, 8/25/2028	3,678,655
1,948,000		Navistar Financial Dealer Note Master Trust 2023-1, Class B, 6.480%, 8/25/2028	1,963,692
4,750,000	[1]	NextGear Floorplan Master Owner 2023-1A, Class A1, 6.438% (30-DAY AVERAGE SOFR +1.100%), 3/15/2028	4,795,994
20,000,000		NextGear Floorplan Master Owner Trust 2021-1A, Class A, 0.850%, 7/15/2026	19,488,241
7,650,000	[1]	NextGear Floorplan Master Owner Trust 2022-1A, Class A1, 6.388% (30-DAY AVERAGE SOFR +1.050%), 3/15/2027	7,681,441
1,300,000		PenFed Auto Receivables Owner Trust 2022-A, Class B, 4.600%, 12/15/2028	1,282,671
1,582,000		PenFed Auto Receivables Owner Trust 2022-A, Class C, 4.830%, 12/15/2028	1,558,771
800,000		PenFed Auto Receivables Owner Trust 2022-A, Class D, 5.850%, 6/17/2030	796,355
2,154,639		Santander Bank Auto Credit-Linked Notes 2021-1A, Class B, 1.833%, 12/15/2031	2,098,834
1,642,350		Santander Bank Auto Credit-Linked Notes 2022-A, Class B, 5.281%, 5/15/2032	1,629,295
1,088,205		Santander Bank Auto Credit-Linked Notes 2022-B, Class C, 5.916%, 8/16/2032	1,079,329
1,632,308		Santander Bank Auto Credit-Linked Notes 2022-B, Class D, 6.793%, 8/16/2032	1,615,798
1,269,573		Santander Bank Auto Credit-Linked Notes 2022-B, Class E, 8.681%, 8/16/2032	1,256,355
1,500,000		Santander Consumer Auto Receivable 2021-AA, Class D, 1.570%, 1/15/2027	1,405,241
1,750,000		Santander Consumer Auto Receivables 2021-AA, Class E, 3.280%, 3/15/2027	1,648,614
1,276,513		Santander Consumer Auto Receivables Trust 2020-B, Class C, 1.290%, 4/15/2026	1,265,319
3,050,000		Santander Consumer Auto Receivables Trust 2020-B, Class D, 2.140%, 12/15/2026	2,977,991
2,362,391		Santander Drive Auto Receivables Trust 2020-3, Class D, 1.640%, 11/16/2026	2,321,474
13,220,244		Santander Drive Auto Receivables Trust 2021-3, Class C, 0.950%, 9/15/2027	13,101,162
9,000,000		Santander Drive Auto Receivables Trust 2021-3, Class D, 1.330%, 9/15/2027	8,595,579
6,150,000		Santander Drive Auto Receivables Trust 2022-6, Class C, 4.960%, 11/15/2028	6,054,356
40,000,000		Santander Retail Auto Lease Trust 2021-A, Class D, 1.380%, 3/22/2027	39,415,612
15,500,000		Santander Retail Auto Lease Trust 2021-B, Class C, 1.100%, 6/20/2025	15,300,010
55,825,000		Santander Retail Auto Lease Trust 2021-B, Class D, 1.410%, 11/20/2025	54,860,037
52,000,000		Santander Retail Auto Lease Trust 2021-C, Class D, 1.390%, 8/20/2026	50,617,068
5,500,000		SFS Auto Receivables Securitization Trust 2023-1A, Class B, 5.710%, 1/22/2030	5,510,594
6,950,000		SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	6,962,338
4,575,224		Tesla Auto Lease Trust 2021-A, Class C, 1.180%, 3/20/2025	4,562,377
10,000,000		Tesla Auto Lease Trust 2021-A, Class E, 2.640%, 3/20/2025	9,965,588
16,000,000		Tesla Auto Lease Trust 2021-B, Class C, 1.120%, 9/22/2025	15,576,275

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 6,000,000		Tesla Auto Lease Trust 2021-B, Class D, 1.320%, 9/22/2025	$ 5,833,432
13,500,000		Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	13,613,648
10,000,000		Tesla Auto Lease Trust 2023-B, Class B, 6.570%, 8/20/2027	10,152,175
6,000,000		U.S. Bank National Association 2023-1, Class B, 6.789%, 8/25/2032	6,019,228
1,400,000		World Omni Auto Receivables Trust 2020-A, Class C, 1.640%, 8/17/2026	1,382,596
2,650,000		World Omni Auto Receivables Trust 2020-C, Class C, 1.390%, 5/17/2027	2,548,242
1,685,000		World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	1,589,654
3,000,000		World Omni Auto Receivables Trust 2021-C, Class C, 1.060%, 4/17/2028	2,776,587
5,760,000		World Omni Automobile Lease Securitization Trust 2021-A, Class B, 0.750%, 11/16/2026	5,719,819
7,750,000		World Omni Select Auto Trust 2020-A, Class C, 1.250%, 10/15/2026	7,566,964
9,000,000		World Omni Select Auto Trust 2020-A, Class D, 1.700%, 10/15/2026	8,730,978
9,250,000		World Omni Select Auto Trust 2021-A, Class B, 0.850%, 8/16/2027	8,828,445
3,500,000		World Omni Select Auto Trust 2021-A, Class C, 1.090%, 11/15/2027	3,252,189
5,000,000		World Omni Select Auto Trust 2021-A, Class D, 1.440%, 11/15/2027	4,636,415
		TOTAL	681,724,731
		Credit Card—6.6%
10,000,000	[1]	Barclays Dryrock Issuance Trust 2023-2 A, Class A, 6.227% (30-DAY AVERAGE SOFR +0.000%), 8/15/2028	10,026,614
14,000,000		Cards II Trust 2021-1A, Class B, 0.931%, 4/15/2027	13,782,322
6,118,000		Cards II Trust 2021-1A, Class C, 1.200%, 4/15/2027	6,022,311
3,000,000		Citibank Credit Card Issuance Trust 2023-A1, Class A1, 5.240%, 12/8/2027	3,024,407
5,000,000		Evergreen Credit Card Trust 2022-CRT1, Class C, 6.190%, 7/15/2026	4,964,478
6,750,000		Evergreen Credit Card Trust Series 2021-1, Class C, 1.420%, 10/15/2026	6,485,048
5,000,000		Evergreen Credit Card Trust Series 2023-CRT3, Class C, 7.310%, 2/16/2027	5,005,675
5,000,000		First National Master Note Trust 2023-1, Class A, 5.130%, 4/15/2029	5,023,911
8,000,000		First National Master Note Trust 2023-2, Class A, 5.770%, 9/17/2029	8,198,996
8,000,000		Golden Credit Card Trust 2021-1A, Class B, 1.440%, 8/15/2028	7,238,480
4,250,000		Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	3,813,778
4,000,000		Golden Credit Card Trust 2021-1A, Class C, 2.660%, 1/15/2029	3,628,017
15,000,000	[1]	Golden Credit Card Trust 2022-2A, Class A, 5.611% (SOFR +0.250%), 1/15/2026	14,997,552
17,658,000		Golden Credit Card Trust 2022-2A, Class B, 1.730%, 1/15/2026	17,630,551
7,626,000		Golden Credit Card Trust 2022-2A, Class C, 2.030%, 1/15/2026	7,614,215
9,000,000		Master Credit Card Trust 2021-1A, Class C, 1.060%, 11/21/2025	8,798,096
3,000,000		Master Credit Card Trust 2022-1A, Class B, 1.970%, 7/21/2026	2,889,937
2,000,000		Master Credit Card Trust 2022-1A, Class C, 2.270%, 7/21/2026	1,905,195
3,625,000		Master Credit Card Trust 2023-1A, Class B, 5.140%, 6/21/2027	3,590,187
2,750,000		Master Credit Card Trust 2023-1A, Class C, 5.870%, 6/21/2027	2,718,365
3,150,000		Master Credit Card Trust 2023-2A, Class B, 6.260%, 1/21/2027	3,175,751
6,100,000		Master Credit Card Trust 2023-2A, Class C, 6.890%, 1/21/2027	6,139,834
1,650,000		Master Credit Card Trust 2023-3A, Class B, 6.300%, 10/21/2030	1,719,925
5,000,000		Master Credit Card Trust 2023-3A, Class C, 7.080%, 10/21/2030	5,196,284
7,174,000		Trillium Credit Card Trust II 2023-1A, Class B, 5.230%, 3/26/2031	7,025,472
3,305,000		Trillium Credit Card Trust II 2023-1A, Class C, 6.060%, 3/26/2031	3,237,127
6,500,000		Trillium Credit Card Trust II 2023-3A, Class B, 7.200%, 8/28/2028	6,573,158
6,000,000		Trillium Credit Card Trust II 2023-3A, Class C, 6.937%, 8/28/2028	6,057,549
		TOTAL	176,483,235
		Equipment Lease—3.2%
2,200,000		CNH Equipment Trust 2020-A, Class B, 2.300%, 10/15/2027	2,180,887
9,000,000		Dell Equipment Finance Trust 2021-2, Class D, 1.210%, 6/22/2027	8,892,025
3,750,000		Dell Equipment Finance Trust 2022-2, Class C, 4.740%, 7/22/2027	3,665,024
4,330,000		Dell Equipment Finance Trust 2022-2, Class D, 5.720%, 1/24/2028	4,230,548

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$ 3,500,000		Dell Equipment Finance Trust 2023-1, Class D, 6.800%, 3/22/2029	$ 3,512,669
2,500,000		Dell Equipment Finance Trust 2023-2, Class D, 6.740%, 7/23/2029	2,513,687
10,000,000		Dell Equipment Finance Trust 2023-3, Class B, 6.480%, 4/23/2029	10,178,535
5,500,000		Dell Equipment Finance Trust 2023-3, Class C, 6.770%, 4/23/2029	5,598,377
3,500,000		Dell Equipment Finance Trust 2023-3, Class D, 7.450%, 10/22/2029	3,557,870
2,546,369		DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	2,537,912
2,610,000		Great America Leasing Receivables 2021-1, Class B, 0.720%, 12/15/2026	2,489,366
4,000,000		Great America Leasing Receivables 2023-1, Class B, 5.210%, 3/15/2030	3,965,828
3,000,000		Great America Leasing Receivables 2023-1, Class C, 5.500%, 3/17/2031	2,964,648
14,400,000		HPEFS Equipment Trust 2022-1A, Class D, 2.400%, 11/20/2029	13,618,984
7,000,000		HPEFS Equipment Trust 2023-2A, Class D, 7.180%, 7/21/2031	7,162,506
7,000,000		MMAF Equipment Finance LLC 2023-A, Class A2, 5.790%, 11/13/2026	7,044,341
		TOTAL	84,113,207
		Home Equity Loan—0.0%
28,887	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 6.210% (CME Term SOFR 1 Month +0.854%), 8/25/2034	28,278
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
		TOTAL	28,278
		Manufactured Housing—0.0%
1,615		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.610%, 2/25/2028	1,615
		Other—2.7%
7,500,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	7,475,526
4,915,000		PFS Financing Corp. 2020-G, Class B, 1.570%, 2/15/2026	4,901,946
10,875,000		PFS Financing Corp. 2021-A, Class B, 0.960%, 4/15/2026	10,737,246
4,500,000		PFS Financing Corp. 2021-B, Class B, 1.095%, 8/15/2026	4,370,163
6,000,000	[1]	PFS Financing Corp. 2022-B, Class B, 6.188% (30-DAY AVERAGE SOFR +0.850%), 2/15/2026	6,007,818
10,500,000	[1]	PFS Financing Corp. 2023-D, Class B, 6.988% (30-DAY AVERAGE SOFR +1.650%), 8/16/2027	10,526,165
1,776,019		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	1,704,770
6,000,000		Verizon Master Trust 2023-2, Class C, 5.380%, 4/13/2028	6,016,073
10,000,000		Verizon Master Trust 2023-5, Class C, 6.460%, 9/8/2028	10,203,672
9,000,000		Verizon Owner Trust 2020-C, Class C, 0.770%, 4/21/2025	8,913,973
		TOTAL	70,857,352
		Student Loans—7.5%
1,717,643	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 6.131% (30-DAY AVERAGE SOFR +0.794%), 10/25/2035	1,707,342
4,628,540	[1]	Navient Student Loan Trust 2019-D, Class A2B, 6.526% (CME Term SOFR 1 Month +1.164%), 12/15/2059	4,602,138
8,283,017		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	7,393,782
6,238,932		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	5,714,163
14,343,354		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	12,587,941
41,827,857		Navient Student Loan Trust 2021-BA, Class A, 0.940%, 7/15/2069	36,068,257
31,884,611		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	27,487,806
36,470,235		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	30,818,125
3,126,216	[1]	Navient Student Loan Trust 2023-BA, Class A1B, 7.038% (30-DAY AVERAGE SOFR +1.700%), 3/15/2072	3,131,430
6,020,248	[1]	Nelnet Student Loan Trust 2021-CA, Class AFL, 6.212% (CME Term SOFR 1 Month +0.854%), 4/20/2062	5,940,892
36,709,169	[1]	Nelnet Student Loan Trust 2021-DA, Class AFL, 6.162% (CME Term SOFR 1 Month +0.804%), 4/20/2062	36,318,965
386,600		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	385,926
7,581,643	[1]	SMB Private Education Loan Trust 2021-D, Class A1B, 6.076% (CME Term SOFR 1 Month +0.714%), 3/17/2053	7,444,428
19,558,969	[1]	SMB Private Education Loan Trust 2021-E, Class A1B, 6.106% (CME Term SOFR 1 Month +0.744%), 2/15/2051	19,235,158
		TOTAL	198,836,353
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,249,458,682)	1,212,044,771

Principal Amount or Shares			Value
		CORPORATE BONDS—31.5%
		Communications - Cable & Satellite—1.1%
$ 3,820,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.150%, 11/10/2026	$ 3,906,377
25,830,000	[1]	Comcast Corp., Sr. Unsecd. Note, 6.285% (CME Term SOFR 3 Month +0.891%), 4/15/2024	25,873,881
		TOTAL	29,780,258
		Communications - Media & Entertainment—0.5%
7,540,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	7,545,563
5,000,000	[1]	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 7.203% (SOFR +1.780%), 3/15/2024	5,010,570
		TOTAL	12,556,133
		Communications - Telecom Wireless—1.5%
7,985,000	[3]	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.800%, 7/15/2028	8,056,649
30,800,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 6.645% (CME Term SOFR 3 Month +1.251%), 1/16/2024	30,805,175
		TOTAL	38,861,824
		Communications - Telecom Wirelines—1.3%
10,000,000		AT&T, Inc., Sr. Unsecd. Note, 5.539%, 2/20/2026	10,002,453
25,000,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 6.218% (SOFR +0.790%), 3/20/2026	25,022,894
		TOTAL	35,025,347
		Consumer Cyclical - Automotive—5.4%
10,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 5.967% (CME Term SOFR 3 Month +0.541%), 1/12/2024	10,000,495
20,000,000	[1]	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 6.167% (SOFR +0.750%), 12/13/2024	19,994,786
18,605,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 6/10/2026	19,097,134
20,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.988% (SOFR +0.620%), 10/15/2024	19,968,110
5,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.177% (SOFR +0.760%), 3/8/2024	5,000,356
10,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.448% (SOFR +1.040%), 2/26/2027	9,884,255
5,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.800%, 6/26/2025	5,028,545
6,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.950%, 9/21/2026	6,104,789
6,000,000	[1]	Hyundai Capital America, Sr. Unsecd. Note, 144A, 6.709% (SOFR +1.320%), 11/3/2025	6,011,952
7,500,000		Nissan Motor Acceptance Co., LLC., Sr. Unsecd. Note, 144A, 6.950%, 9/15/2026	7,751,862
20,000,000	[1,3]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 6.281% (CME Term SOFR 3 Month +0.901%), 3/8/2024	19,991,756
10,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 5.688% (SOFR +0.320%), 1/13/2025	9,978,204
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 5.696% (SOFR +0.330%), 1/11/2024	4,999,945
		TOTAL	143,812,189
		Consumer Cyclical - Retailers—0.1%
1,660,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	1,655,333
		Consumer Non-Cyclical - Health Care—0.3%
3,340,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 2/20/2026	3,356,588
4,600,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	4,650,112
		TOTAL	8,006,700
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
3,420,000		Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 6.125%, 11/21/2026	3,478,303
		Energy - Midstream—0.3%
2,825,000		Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.055%, 8/15/2026	2,893,070
5,895,000		ONEOK, Inc., Sr. Unsecd. Note, 5.550%, 11/1/2026	6,000,167
		TOTAL	8,893,237
		Financial Institution - Banking—15.7%
21,550,000	[1]	American Express Co., Sr. Unsecd. Note, 6.039% (SOFR +0.650%), 11/4/2026	21,277,430
6,380,000	[1]	ANZ New Zealand National (Int’l) Ltd., Sr. Unsecd. Note, 144A, 6.001% (SOFR +0.600%), 2/18/2025	6,379,852
15,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 6.345% (SOFR +0.970%), 7/22/2027	14,923,545
10,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, Series MTN, 6.043% (SOFR +0.620%), 9/15/2026	9,888,380
10,000,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series J, 5.580% (SOFR +0.200%), 10/25/2024	9,983,196
10,000,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 5.641% (SOFR +0.260%), 4/26/2024	9,997,038

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 15,000,000	[1]	Bank of New Zealand (BNZ), Sr. Unsecd. Note, 144A, 6.192% (SOFR +0.810%), 1/27/2027	$ 14,927,447
20,000,000	[1]	Bank of Nova Scotia, Sr. Unsecd. Note, 6.033% (SOFR +0.610%), 9/15/2026	19,758,571
25,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 5.793% (SOFR +0.420%), 10/18/2024	24,979,543
10,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 6.058% (SOFR +0.669%), 5/1/2025	9,976,528
7,695,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 6.074% (SOFR +0.694%), 1/25/2026	7,651,454
15,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 6.191% (SOFR +0.770%), 6/9/2027	14,827,934
8,000,000	[1,3]	Citigroup, Inc., Sr. Unsecd. Note, 6.691% (SOFR +1.280%), 2/24/2028	7,988,385
25,975,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 5.761% (SOFR +0.400%), 7/7/2025	25,917,428
10,000,000	[1]	DNB Bank ASA, Sr. Pfd., 144A, 6.265% (SOFR +0.830%), 3/28/2025	10,006,470
12,275,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.295% (SOFR +0.920%), 10/21/2027	12,068,442
9,375,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.527% (SOFR +1.120%), 2/24/2028	9,254,767
10,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series FRN, 6.207% (SOFR +0.790%), 12/9/2026	9,905,633
8,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.948% (SOFR +0.535%), 6/1/2025	7,975,235
20,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 6.017% (SOFR +0.600%), 12/10/2025	19,971,729
12,500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 6.194% (SOFR +0.765%), 9/22/2027	12,394,828
8,570,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 6.006% (SOFR +0.625%), 1/24/2025	8,558,652
16,000,000	[1]	National Bank of Canada, Montreal, Sr. Unsecd. Note, 5.880% (SOFR +0.490%), 8/6/2024	16,001,107
2,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 5.925% (SOFR +0.530%), 8/12/2024	1,999,835
9,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 6.195% (SOFR +0.760%), 9/29/2026	8,858,080
5,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 4.758%, 1/26/2027	4,962,577
3,865,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 6.615%, 10/20/2027	4,010,889
10,000,000	[1,3]	Royal Bank of Canada, Sr. Unsecd. Note, 5.742% (SOFR +0.360%), 7/29/2024	9,992,258
10,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 5.674% (SOFR +0.300%), 1/19/2024	10,000,067
22,000,000	[1]	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.817% (SOFR +0.400%), 6/9/2025	21,677,152
35,000,000	[1]	UBS AG London, Sr. Unsecd. Note, 144A, 5.754% (SOFR +0.360%), 2/9/2024	35,000,445
10,000,000	[1]	UBS AG London, Sr. Unsecd. Note, 144A, 5.844% (SOFR +0.450%), 8/9/2024	10,017,557
6,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, 6.487% (SOFR +1.070%), 12/11/2026	6,036,696
		TOTAL	417,169,150
		Financial Institution - Finance Companies—0.3%
7,000,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.750%, 6/6/2028	7,170,681
		Financial Institution - Insurance - Life—1.5%
20,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 5.698% (SOFR +0.330%), 1/14/2025	19,985,277
20,000,000	[1]	Pacific Life Global Funding II, Sec. Fac. Bond, 144A, 5.782% (SOFR +0.400%), 1/27/2025	19,930,334
		TOTAL	39,915,611
		Technology—0.6%
15,340,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	15,732,292
		Transportation - Railroads—0.1%
2,760,000		Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	2,778,165
		Utility - Electric—2.0%
4,535,000		American Electric Power Co., Inc., Jr. Sub. Note, 5.699%, 8/15/2025	4,567,168
4,688,000	[1]	CenterPoint Energy, Inc., Sr. Unsecd. Note, 6.046% (SOFR +0.650%), 5/13/2024	4,688,066
3,385,000		Electricite de France SA, Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	3,504,954
15,295,000	[1]	Mississippi Power Co., Sr. Unsecd. Note, Series A, 5.735% (SOFR +0.300%), 6/28/2024	15,284,876
25,790,000	[1]	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series D, 5.703% (SOFR +0.330%), 10/18/2024	25,816,946
		TOTAL	53,862,010
		Utility - Natural Gas—0.7%
1,555,000		Enbridge, Inc., Sr. Unsecd. Note, 5.900%, 11/15/2026	1,597,026
6,130,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 10/1/2026	6,144,149

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$ 10,000,000		Sempra Energy, Sr. Unsecd. Note, 5.400%, 8/1/2026	$ 10,136,169
		TOTAL	17,877,344
		TOTAL CORPORATE BONDS (IDENTIFIED COST $836,306,240)	836,574,577
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—10.1%
		Federal Home Loan Mortgage Corporation—8.3%
33,990		Federal Home Loan Mortgage Corp. REMIC, Series 2736, Class FB, 5.995% (30-DAY AVERAGE SOFR +0.664%), 12/15/2033	33,903
749,746		Federal Home Loan Mortgage Corp. REMIC, Series 2819, Class F, 5.852% (30-DAY AVERAGE SOFR +0.514%), 6/15/2034	743,891
46,918		Federal Home Loan Mortgage Corp. REMIC, Series 3071, Class TF, 5.752% (30-DAY AVERAGE SOFR +0.414%), 4/15/2035	46,818
524,586		Federal Home Loan Mortgage Corp. REMIC, Series 3084, Class XF, 5.972% (30-DAY AVERAGE SOFR +0.634%), 12/15/2035	519,026
128,846		Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 5.912% (30-DAY AVERAGE SOFR +0.574%), 2/15/2034	127,431
522,571		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class EF, 5.862% (30-DAY AVERAGE SOFR +0.524%), 5/15/2036	515,983
212,001		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class FJ, 5.832% (30-DAY AVERAGE SOFR +0.494%), 5/15/2036	209,536
108,281		Federal Home Loan Mortgage Corp. REMIC, Series 3156, Class HF, 5.937% (30-DAY AVERAGE SOFR +0.599%), 8/15/2035	106,998
149,495		Federal Home Loan Mortgage Corp. REMIC, Series 3211, Class FN, 5.752% (30-DAY AVERAGE SOFR +0.414%), 9/15/2036	146,384
179,441		Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 5.852% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	176,655
50,970		Federal Home Loan Mortgage Corp. REMIC, Series 3320, Class FM, 5.852% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	50,253
42,711		Federal Home Loan Mortgage Corp. REMIC, Series 3339, Class AF, 5.902% (30-DAY AVERAGE SOFR +0.564%), 7/15/2037	42,137
726,210		Federal Home Loan Mortgage Corp. REMIC, Series 3382, Class FG, 6.052% (30-DAY AVERAGE SOFR +0.714%), 11/15/2037	718,793
629,208		Federal Home Loan Mortgage Corp. REMIC, Series 3387, Class PF, 5.872% (30-DAY AVERAGE SOFR +0.534%), 11/15/2037	620,456
69,522		Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 6.202% (30-DAY AVERAGE SOFR +0.864%), 7/15/2036	69,367
210,486		Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 6.362% (30-DAY AVERAGE SOFR +1.024%), 7/15/2037	211,230
2,365,364		Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class FB, 5.782% (30-DAY AVERAGE SOFR +0.444%), 4/15/2041	2,353,243
957,583		Federal Home Loan Mortgage Corp. REMIC, Series 4238, Class FT, 5.802% (30-DAY AVERAGE SOFR +0.464%), 8/15/2043	938,996
976,974		Federal Home Loan Mortgage Corp. REMIC, Series 4604, Class FB, 5.852% (30-DAY AVERAGE SOFR +0.514%), 8/15/2046	955,023
1,736,928		Federal Home Loan Mortgage Corp. REMIC, Series 4703, Class FA, 5.802% (30-DAY AVERAGE SOFR +0.464%), 7/15/2047	1,683,683
13,144,470		Federal Home Loan Mortgage Corp. REMIC, Series 4901, Class BF, 5.851% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	12,912,932
4,027,919		Federal Home Loan Mortgage Corp. REMIC, Series 4916, Class FA, 5.851% (30-DAY AVERAGE SOFR +0.514%), 9/25/2049	3,938,581
18,622,035		Federal Home Loan Mortgage Corp. REMIC, Series 4920, Class FA, 5.901% (30-DAY AVERAGE SOFR +0.564%), 10/25/2049	18,240,291
15,205,949		Federal Home Loan Mortgage Corp. REMIC, Series 4988, Class KF, 5.801% (30-DAY AVERAGE SOFR +0.464%), 7/25/2050	14,831,930
29,370,577		Federal Home Loan Mortgage Corp. REMIC, Series 4993, Class F, 5.901% (30-DAY AVERAGE SOFR +0.564%), 7/25/2050	28,208,169
7,029,864		Federal Home Loan Mortgage Corp. REMIC, Series 5057, Class FH, 5.587% (30-DAY AVERAGE SOFR +0.250%), 12/25/2050	6,531,294
7,427,211		Federal Home Loan Mortgage Corp. REMIC, Series KF79, Class AL, 5.915% (30-DAY AVERAGE SOFR +0.584%), 5/25/2030	7,388,126
622,777		Federal Home Loan Mortgage Corp. REMIC, Series KF87, Class AL, 5.795% (30-DAY AVERAGE SOFR +0.464%), 8/25/2030	617,741
14,053,082		Federal Home Loan Mortgage Corp. REMIC, Series KF90, Class AL, 5.775% (30-DAY AVERAGE SOFR +0.444%), 9/25/2030	13,930,541
8,557,539		Federal Home Loan Mortgage Corp. REMIC, Series KF92, Class AL, 5.775% (30-DAY AVERAGE SOFR +0.444%), 10/25/2030	8,500,944
7,820,139		Federal Home Loan Mortgage Corp. REMIC, Series KF93, Class AL, 5.725% (30-DAY AVERAGE SOFR +0.394%), 10/25/2027	7,789,147
14,653,418		Federal Home Loan Mortgage Corp. REMIC, Series KF94, Class AL, 5.745% (30-DAY AVERAGE SOFR +0.414%), 11/25/2030	14,559,116
28,071,500		Federal Home Loan Mortgage Corp. REMIC, Series KF95, Class AL, 5.705% (30-DAY AVERAGE SOFR +0.374%), 11/25/2030	27,907,930

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$ 12,115,917		Federal Home Loan Mortgage Corp. REMIC, Series KF96, Class AL, 5.705% (30-DAY AVERAGE SOFR +0.374%), 12/25/2030	$ 12,055,535
18,356,870		Federal Home Loan Mortgage Corp. REMIC, Series KF98, Class AL, 5.615% (30-DAY AVERAGE SOFR +0.284%), 12/25/2030	18,253,113
14,367,927		Federal Home Loan Mortgage Corp. REMIC, Series KF121, Class AS, 5.510% (30-DAY AVERAGE SOFR +0.180%), 8/25/2028	14,142,184
46,980		Federal Home Loan Mortgage Corp., Class FE, 5.852% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	46,257
		TOTAL	220,123,637
		Federal National Mortgage Association—1.7%
65,824		Federal National Mortgage Association REMIC, Series 2002-77, Class FA, 6.452% (30-DAY AVERAGE SOFR +1.114%), 12/18/2032	66,143
146,333		Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 5.881% (30-DAY AVERAGE SOFR +0.544%), 6/25/2036	144,859
771,526		Federal National Mortgage Association REMIC, Series 2006-61, Class FQ, 5.851% (30-DAY AVERAGE SOFR +0.514%), 7/25/2036	761,003
171,288		Federal National Mortgage Association REMIC, Series 2006-79, Class DF, 5.801% (30-DAY AVERAGE SOFR +0.464%), 8/25/2036	169,144
545,108		Federal National Mortgage Association REMIC, Series 2006-81, Class FB, 5.801% (30-DAY AVERAGE SOFR +0.464%), 9/25/2036	536,941
219,533		Federal National Mortgage Association REMIC, Series 2006-119, Class CF, 5.751% (30-DAY AVERAGE SOFR +0.414%), 12/25/2036	215,785
388,815		Federal National Mortgage Association REMIC, Series 2006-W1, Class 2AF1, 5.671% (30-DAY AVERAGE SOFR +0.334%), 2/25/2046	385,347
2,569,613		Federal National Mortgage Association REMIC, Series 2007-22, Class FQ, 5.681% (30-DAY AVERAGE SOFR +0.344%), 3/25/2037	2,516,429
280,640		Federal National Mortgage Association REMIC, Series 2007-88, Class FY, 5.911% (30-DAY AVERAGE SOFR +0.574%), 9/25/2037	276,960
155,065		Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 5.901% (30-DAY AVERAGE SOFR +0.564%), 7/25/2037	153,047
74,788		Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 6.451% (30-DAY AVERAGE SOFR +1.114%), 6/25/2037	75,216
186,926		Federal National Mortgage Association REMIC, Series 2009-69, Class F, 6.301% (30-DAY AVERAGE SOFR +0.964%), 4/25/2037	187,281
4,823,623		Federal National Mortgage Association REMIC, Series 2010-111, Class FM, 5.851% (30-DAY AVERAGE SOFR +0.514%), 10/25/2040	4,769,959
1,700,144		Federal National Mortgage Association REMIC, Series 2017-24, Class FB, 5.801% (30-DAY AVERAGE SOFR +0.464%), 4/25/2047	1,660,602
17,614,003		Federal National Mortgage Association REMIC, Series 2018-85, Class FE, 5.751% (30-DAY AVERAGE SOFR +0.414%), 12/25/2048	17,121,195
1,275,334		Federal National Mortgage Association REMIC, Series 2019-31, Class FA, 5.851% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	1,254,186
6,130,990		Federal National Mortgage Association REMIC, Series 2020-47, Class FH, 5.851% (30-DAY AVERAGE SOFR +0.514%), 7/25/2050	5,947,425
10,326,826		Federal National Mortgage Association REMIC, Series 2020-68, Class FB, 5.751% (30-DAY AVERAGE SOFR +0.414%), 10/25/2060	9,926,275
10,285		Federal National Mortgage Association, Class FB, 5.951% (30-DAY AVERAGE SOFR +0.614%), 8/25/2039	10,216
		TOTAL	46,178,013
		Government National Mortgage Association—0.1%
1,985,356		Government National Mortgage Association REMIC, Series 2012-H31, Class FA, 5.787% (CME Term SOFR 1 Month +0.464%), 11/20/2062	1,973,321
929,179		Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 5.977% (CME Term SOFR 1 Month +0.654%), 7/20/2063	925,069
712,564		Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 5.987% (CME Term SOFR 1 Month +0.664%), 7/20/2063	710,343
		TOTAL	3,608,733
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $275,984,320)	269,910,383

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.8%
		Commercial Mortgage—2.8%
$ 20,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 6.908% (CME Term SOFR 1 Month +1.547%), 7/15/2035	$ 19,816,416
38,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	36,820,921
18,000,000	[1]	ORL TRUST 2023-GLKS, Class A, 7.712% (CME Term SOFR 1 Month +2.350%), 10/15/2028	17,994,371
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $77,049,616)	74,631,708
		NON-AGENCY MORTGAGE-BACKED SECURITIES—1.7%
		Non-Agency Mortgage—1.7%
8,617,267		BRASS PLC, Class A1, 0.669%, 4/16/2069	8,361,946
23,959,486		Chase Mortgage Finance Corp. 2023-1, Class A4, 6.000%, 6/25/2054	24,066,164
78,296	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 6.572% (CME Term SOFR 1 Month +1.214%), 11/20/2035	62,629
42,578	[1]	Impac CMB Trust 2004-7, Class 1A2, 6.390% (CME Term SOFR 1 Month +1.034%), 11/25/2034	41,341
81,972	[1]	Impac CMB Trust 2004-9, Class 1A2, 6.350% (CME Term SOFR 1 Month +0.994%), 1/25/2035	78,305
12,177,197	[1]	JP Morgan Mortgage Trust 2021-1, Class A11, 5.978% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	11,147,170
108,108	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 6.176% (CME Term SOFR 1 Month +0.814%), 11/15/2031	100,953
461,086		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	381,999
182,769	[1]	Washington Mutual 2006-AR1, Class 2A1B, 6.081% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +1.070%), 1/25/2046	165,684
328,222	[1]	Washington Mutual 2006-AR15, Class 1A, 5.851% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	301,208
174,202	[1]	Washington Mutual 2006-AR17, Class 1A, 4.396% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	137,088
		TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $45,814,043)	44,844,487
		U.S. TREASURY—1.5%
		U.S. Treasury Notes—1.5%
40,000,000	[3]	United States Treasury Note, 4.875%, 11/30/2025 (IDENTIFIED COST $40,199,376)	40,419,540
		AGENCY RISK TRANSFER SECURITIES—0.9%
11,000,000	[1]	FNMA - CAS 2023-R08, Series 2023-R08, Class 1M2, 7.821% (30-DAY AVERAGE SOFR +2.500%), 10/25/2043	11,242,502
12,000,000	[1]	FNMA - CAS, Series 2023-R05, Class 1M2, 8.437% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043	12,528,716
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $23,000,000)	23,771,218
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
305,939		FNMA ARM, 4.223%, 8/1/2033	297,594
14,626		FNMA ARM, 4.709%, 4/1/2030	14,386
253,752		FNMA ARM, 4.783%, 7/1/2034	248,478
31,683		FNMA ARM, 6.329%, 5/1/2040	31,580
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $613,795)	592,038
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
294,840		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033 (IDENTIFIED COST $311,701)	308,597
		INVESTMENT COMPANIES—7.2%
584,255		Bank Loan Core Fund	5,112,235
34,846,535		Federated Hermes Government Obligations Fund, Premier Shares, 5.28%[4]	34,846,535
142,448,514		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.45%[4]	142,519,738
1,592,809		High Yield Bond Core Fund	8,903,801
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $192,103,716)	191,382,309
		TOTAL INVESTMENT IN SECURITIES—101.3% (IDENTIFIED COST $2,740,841,489)	2,694,479,628
		OTHER ASSETS AND LIABILITIES - NET—(1.3)%[5]	(34,140,693)
		TOTAL NET ASSETS—100%	$2,660,338,935

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2023, were as follows:
Affiliates	Value as of 9/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 12/31/2023	Shares Held as of 12/31/2023	Dividend Income
Bank Loan Core Fund	$13,509,767	$297,504	$(8,710,285)	$1,351,131	$(1,335,882)	$5,112,235	584,255	$297,504
Federated Hermes Government Obliga- tions Fund, Premier Shares*	$5,112,500	$32,727,285	$(2,993,250)	$—	$—	$34,846,535	34,846,535	$71,271
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$96,509,951	$420,469,839	$(374,507,201)	$18,279	$28,870	$142,519,738	142,448,514	$1,207,038
High Yield Bond Core Fund	$—	$8,780,546	$—	$123,255	$—	$8,903,801	1,592,809	$30,546
TOTAL OF AFFILIATED TRANSAC- TIONS	$115,132,218	$462,275,174	$(386,210,736)	$1,492,665	$(1,307,012)	$191,382,309	179,472,113	$1,606,359

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

3
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of December 31, 2023, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$33,904,678	$34,846,535

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s Valuation Committee, is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.

The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$1,212,044,771	$0	$1,212,044,771
Corporate Bonds	—	836,574,577	—	836,574,577
Collateralized Mortgage Obligations	—	269,910,383	—	269,910,383
Commercial Mortgage-Backed Securities	—	74,631,708	—	74,631,708
Non-Agency Mortgage-Backed Securities	—	44,844,487	—	44,844,487
U.S. Treasury	—	40,419,540	—	40,419,540
Agency Risk Transfer Securities	—	23,771,218	—	23,771,218
Adjustable Rate Mortgages	—	592,038	—	592,038
Mortgage-Backed Security	—	308,597	—	308,597
Investment Companies	191,382,309	—	—	191,382,309
TOTAL SECURITIES	$191,382,309	$2,503,097,319	$0	$2,694,479,628

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
CAS	—Connecticut Avenue Securities
CMT	—Constant Maturity Treasury
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate